Summary of Significant Accounting Policies (Tables)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of calculation of basic and diluted net income (loss) per ordinary share	The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Numerator
Net loss available to Class A Unit holders	$(22,131)	$(12,725)	$(89,617)	$(24,334)
Denominator
Weighted average Class A Units outstanding, basic and diluted	186,500,000	140,109,890	186,500,000	131,160,221
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	(0.12)	(0.09)	(0.48)	(0.19)
Antidilutive securities
Class B Units	27,100,937	7,767,122	27,100,937	7,767,122
The following table sets forth the calculation of basic and diluted earnings per share for the periods indicated based on the weighted average number of common shares outstanding:

	Years Ended December 31,
	2021	2020
Numerator
Net loss available to Class A Unit holders	$(55,146)	$(26,749)
Denominator
Weighted average Class A Units outstanding, basic and diluted	150,706,849	104,986,301
Net loss per Class A Unit
Net loss per Class A Unit, basic and diluted	$(0.37)	$(0.25)

Schedule of accrued expenses	Accrued expenses as presented in the Condensed Consolidated Balance Sheets as of June 30, 2022 and December 31, 2021 consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Compensation	$1,545	$1,832
Clinical study related costs	222	2,031
Accrued legal costs	3,193	964
Manufacturing improvement costs	652	4,164
Other accrued expenses	572	222

Total accrued expenses and other	$6,184	$9,213

Accrued expenses which have been presented on the consolidated balance sheets as of December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Compensation	$1,832	$1,085
Clinical study related costs	2,031	1,154
Facility expansion costs	19	1,709
Accrued legal	964	—
Manufacturing improvement costs	4,164	—
Other accrued expenses	203	548

Total accrued expenses and other	$9,213	$4,496

Schedule of estimated useful lives	The estimated useful lives are as follows:

Computer equipment and software	3-5 years
Furniture and equipment	5-7 years
Leasehold improvements	remainder of lease term
The estimated useful lives are as follows:

Computer equipment and software	3- 5 years
Furniture and equipment	5- 7 years
Leasehold improvements	remainder of lease term

Schedule of fixed assets
Fixed assets consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Furniture and equipment	$2,367	$2,180
Computer equipment and software	719	569
Leasehold improvements	10,538	10,517
Construction in progress	694	351
Less: accumulated depreciation	(3,461)	(2,259)

Total fixed assets, net	$10,857	$11,358

Fixed assets consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Furniture and equipment	$2,180	$2,011
Computer equipment and software	569	130
Leasehold improvements	10,517	76
Construction in progress	351	7,854
Less: accumulated depreciation	(2,259)	(1,157)

Total fixed assets, net	$11,358	$8,914

Schedule of intangible asset	The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	June 30, 2022	December 31, 2021
Gross carrying amount	$1,073	$1,073
Accumulated amortization	753	645

Net carrying amount	$320	$428

The following table summarizes information related to the Company’s assembled workforce intangible asset (in thousands):

	December 31, 2021	December 31, 2020
Gross carrying amount	$1,073	$1,073
Accumulated amortization	645	431

Net carrying amount	$428	$642

Social Capital Suvretta Holdings Corp. III [Member]
Schedule of calculation of basic and diluted net income (loss) per ordinary share
At June 30, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,479,666)
Plus:
Accretion of carrying value to redemption value	12,487,990
Class A ordinary shares subject to possible redemption, December 31, 2021	250,008,324
Less: Remeasurement of carrying value to redemption value	(8,324)

Class A ordinary shares subject to possible redemption, March 31, 2022	250,000,000
Add: Remeasurement of carrying value to redemption value	371,095

Class A ordinary shares subject to possible redemption, June 30, 2022	$250,371,095

At December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$250,000,000
Less:
Class A ordinary shares issuance costs	(12,479,666)
Plus:
Increase of carrying value to redemption value	12,487,990

Class A ordinary shares subject to possible redemption	$250,008,324

Schedule of Class A Ordinary shares reflected in the Balance Sheets

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30,				Six Months Ended June 30,		For the Period from January 20, 2021 (inception) through June 30,
	2022		2021		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(1,825,123)	$(444,891)	$—	$(143)	$(5,025,922)	$(1,225,117)	$—	$(5,325)
Denominator:
Basic and diluted weighted average shares outstanding	25,640,000	6,250,000	—	5,500,000	25,640,000	6,250,000	—	5,500,000
Basic and diluted net loss per ordinary share	$(0.07)	$(0.07)	$—	$(0.00)	$(0.20)	$(0.20)	$—	$(0.00)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Period from February 25, 2021 (Inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,675,346)	$(649,283)
Denominator:
Basic and diluted weighted average shares outstanding	15,101,877	5,852,751

Basic and diluted net loss per ordinary share	$(0.11)	$(0.11)